Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net
	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Accounts receivable, gross	373,963	517,336	83,380
Allowance for doubtful accounts	(20,584)	(23,767)	(3,831)
Accounts receivable, net	353,379	493,569	79,549

Allowance for doubtful accounts receivable
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Balance as of January 1,	8,404	22,198	20,584	3,318
Additional provision charged to bad debt expenses	25,902	2,590	9,229	1,487
Write-off of bad debt provision	(12,108)	(4,204)	(1,526)	(246)
Disposition of certain investment in a subsidiary	—	—	(4,520)	(728)
Balance as of December 31,	22,198	20,584	23,767	3,831